Operating Leases and Obligations Related to Finance Leases - Finance Lease Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Total obligations related to finance leases	$ 414,788	$ 375,289
Less: current portion	(25,357)	(20,896)
Long-term obligations related to finance leases	$ 389,431	$ 354,393